CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Earnings	$ 1,776	$ 2,971
Adjustments for items not involving cash:
Share of profit from equity accounted investees (Note 9)	(316)	(361)
Depreciation and amortization	663	683
Impairment reversal (Note 7)	(231)	0
Gain on Pembina Gas Infrastructure Transaction	0	(1,110)
Unrealized loss (gain) on commodity-related derivative financial instruments (Note 23)	32	(133)
Net finance costs (Note 19)	466	486
Share-based compensation expense (Note 21)	72	126
Income tax expense (Note 10)	413	248
(Gain) loss on asset disposal	(20)	9
Cash items paid or received:
Distributions from equity accounted investees (Note 9)	819	673
Net interest paid (Note 19)	(447)	(447)
Share-based compensation payment	(77)	(45)
Taxes paid	(236)	(334)
Change in non-cash operating working capital	(210)	177
Net change in contract liabilities (Note 18)	(33)	0
Other	(36)	(14)
Cash flow from operating activities	2,635	2,929
Financing activities
Net increase in bank borrowings (Note 13)	14	339
Proceeds from issuance of long-term debt, net of issue costs (Note 13)	490	0
Repayment of long-term debt	(600)	(1,000)
Repayment of lease liability	(76)	(85)
Exercise of stock options	1	310
Repurchase of common shares (Note 16)	(50)	(333)
Redemption of preferred shares (Note 16)	0	(300)
Cash flow used in financing activities	(1,800)	(2,720)
Investing activities
Capital expenditures	(606)	(605)
Contributions to equity accounted investees (Note 9)	(265)	(95)
Net proceeds from disposition	0	609
Proceeds from sale of assets	17	31
Receipt of finance lease payments	13	13
Interest paid during construction (Note 19)	(15)	(21)
Long-term loan receivable on asset	(30)	0
Return of capital from equity accounted investees	61	0
Changes in non-cash investing working capital and other	36	(86)
Cash flow used in investing activities	(789)	(154)
Change in cash and cash equivalents	46	55
Effect of movement in exchange rates on cash held	(2)	9
Cash and cash equivalents, beginning of period	107	43
Cash and cash equivalents, end of period	151	107
Long-term restricted cash included in other assets (Note 14)	14	13
Short-term cash and cash equivalents, end of period	137	94
Common share capital
Financing activities
Dividends paid	(1,459)	(1,525)
Preferred share capital
Financing activities
Dividends paid	$ (120)	$ (126)